Consolidated Statements of Operations (JPY ¥) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Net sales:
Products	¥ 868,128	¥ 876,399	¥ 935,280
Post sales and rentals	941,564	920,827	901,402
Other revenue	114,805	106,251	104,654
Total	1,924,497	1,903,477	1,941,336
Cost of sales:
Products	628,509	626,426	647,155
Post sales and rentals	446,302	448,478	427,796
Other revenue	81,085	75,951	77,444
Total	1,155,896	1,150,855	1,152,395
Gross profit	768,601	752,622	788,941
Selling, general and administrative expenses	690,735	703,511	729,220
Restructuring charges	13,053	30,169	885
Loss on impairment of goodwill		27,491
Loss on impairment of long-lived assets	1,379	9,519	765
Operating income (loss)	63,434	(18,068)	58,071
Other (income) expenses:
Interest and dividend income	(3,048)	(3,129)	(2,985)
Interest expense	7,377	6,979	8,528
Foreign currency exchange loss, net	121	4,355	5,956
Loss on impairment of securities	332	5,012	1,844
Other, net	479	652	559
Total	5,261	13,869	13,902
Income (loss) before income taxes and equity in earnings of affiliates	58,173	(31,937)	44,169
Provision for income taxes:
Current	21,079	32,309	21,501
Deferred	(241)	(24,086)	909
Total	20,838	8,223	22,410
Equity in earnings (losses) of affiliates	31	39	(22)
Net income (loss)	37,366	(40,121)	21,737
Net income attributable to noncontrolling interests	4,899	4,439	3,107
Net income (loss) attributable to Ricoh Company, Ltd.	¥ 32,467	¥ (44,560)	¥ 18,630
Net income (loss) attributable to Ricoh Company, Ltd.:
Basic	¥ 44.78	¥ (61.42)	¥ 25.68
Diluted		¥ (61.42)	¥ 25.15
Cash dividends paid	¥ 21.00	¥ 33.00	¥ 33.00
Net income (loss) attributable to Ricoh Company, Ltd.:
Basic	¥ 223.90	¥ (307.10)	¥ 128.40
Diluted		¥ (307.10)	¥ 125.75
Cash dividends paid	¥ 105	¥ 165	¥ 165